Revenue (Details) - Schedule of Contract Liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities – current
Deferred revenue	$ 39,831	$ 31,644
Contract loss provision	10,120	12,001
Accrued launch costs	6,705	5,984
Total contract liabilities – current	56,656	49,629
Contract liabilities – long-term
Contract loss provision	2,188	10,530
Total contract liabilities – long-term	2,188	10,530
Total contract liabilities	$ 58,844	$ 60,159